TAXATION - The Components of income(loss) before tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Total (loss)/income before tax	¥ 1,126,750	$ 163,364	¥ 514,792	¥ (6,240,791)
Income tax (expenses)/benefits
Current income tax expenses	(144,032)	(20,882)	(360)	(919)
Deferred tax benefits	494,472	71,692	(64,221)	(638,720)
Income tax (benefits)/expenses	(638,504)	(92,574)	63,861	637,801
Non-PRC
TAXATION
Total (loss)/income before tax	(331,744)	(48,098)	617,090	(2,937,591)
PRC
TAXATION
Total (loss)/income before tax	¥ 1,458,494	$ 211,462	¥ (102,298)	¥ (3,303,200)